Derivatives - Summary of the Composition of Derivatives by Index (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	R$ 20,000,000
Balance sheet account receivable / (received) (payable) paid	(4,973,000,000)	R$ (3,518,000,000)
Adjustment to market value (in results / stockholders' equity)	(1,001,000,000)	(535,000,000)
Fair value	(5,974,000,000)	(4,053,000,000)
Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	301,898,000,000
Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	22,410,000,000
Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	339,416,000,000
Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,163,000,000
Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,049,000,000
Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	308,824,000,000
Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	28,380,000,000
Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,153,000,000
Balance sheet account receivable / (received) (payable) paid	(10,000,000)
Adjustment to market value (in results / stockholders' equity)	(65,000,000)
Fair value	(75,000,000)
Up to one year [member] | Purchases receivable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	668,000,000
Balance sheet account receivable / (received) (payable) paid	796,000,000
Adjustment to market value (in results / stockholders' equity)	(6,000,000)
Fair value	790,000,000
Up to one year [member] | Sales receivable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,653,000,000	1,307,000,000
Balance sheet account receivable / (received) (payable) paid	1,368,000,000	1,337,000,000
Adjustment to market value (in results / stockholders' equity)	4,000,000	2,000,000
Fair value	1,372,000,000	1,339,000,000
Assets 1 [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	19,888,000,000	15,342,000,000
Adjustment to market value (in results / stockholders' equity)	21,966,000,000	8,124,000,000
Fair value	41,854,000,000	23,466,000,000
Futures [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	664,884,000,000	586,033,000,000
Futures [Member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	325,468,000,000	268,228,000,000
Futures [Member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,084,000,000	13,675,000,000
Futures [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	76,000,000	194,000,000
Futures [Member] | Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		243,369,000,000
Futures [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		10,990,000,000
Futures [Member] | Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		317,805,000,000
Futures [Member] | Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		13,965,000,000
Futures [Member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		155,000,000
Futures [Member] | Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		265,218,000,000
Futures [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		38,467,000,000
Futures [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	142,597,000,000	140,591,000,000
Swap [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,094,378,000,000	940,844,000,000
Balance sheet account receivable / (received) (payable) paid	(5,267,000,000)	(5,259,000,000)
Adjustment to market value (in results / stockholders' equity)	(1,202,000,000)	(1,164,000,000)
Fair value	(6,469,000,000)	(6,423,000,000)
Swap [member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,094,378,000,000	940,844,000,000
Balance sheet account receivable / (received) (payable) paid	5,566,000,000	6,270,000,000
Adjustment to market value (in results / stockholders' equity)	20,892,000,000	6,823,000,000
Fair value	26,458,000,000	13,093,000,000
Swap [member] | Asset position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,075,534,000,000	925,381,000,000
Balance sheet account receivable / (received) (payable) paid	4,596,000,000	5,126,000,000
Adjustment to market value (in results / stockholders' equity)	19,813,000,000	6,401,000,000
Fair value	24,409,000,000	11,527,000,000
Swap [member] | Asset position - Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	18,270,000,000	15,457,000,000
Balance sheet account receivable / (received) (payable) paid	970,000,000	1,144,000,000
Adjustment to market value (in results / stockholders' equity)	1,070,000,000	422,000,000
Fair value	2,040,000,000	1,566,000,000
Swap [member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,094,378,000,000	940,844,000,000
Balance sheet account receivable / (received) (payable) paid	(10,833,000,000)	(11,529,000,000)
Adjustment to market value (in results / stockholders' equity)	(22,094,000,000)	(7,987,000,000)
Fair value	(32,927,000,000)	(19,516,000,000)
Swap [member] | Liability position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	49,000,000	76,000,000
Balance sheet account receivable / (received) (payable) paid	(9,000,000)	(5,000,000)
Adjustment to market value (in results / stockholders' equity)		2,000,000
Fair value	(9,000,000)	(3,000,000)
Swap [member] | Liability position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,068,660,000,000	915,079,000,000
Balance sheet account receivable / (received) (payable) paid	(9,383,000,000)	(9,427,000,000)
Adjustment to market value (in results / stockholders' equity)	(21,855,000,000)	(7,979,000,000)
Fair value	(31,238,000,000)	(17,406,000,000)
Swap [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	24,814,000,000	25,069,000,000
Balance sheet account receivable / (received) (payable) paid	(1,441,000,000)	(2,097,000,000)
Adjustment to market value (in results / stockholders' equity)	(227,000,000)	(9,000,000)
Fair value	(1,668,000,000)	(2,106,000,000)
Swap [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	574,000,000	6,000,000
Adjustment to market value (in results / stockholders' equity)	9,000,000
Fair value	9,000,000
Swap [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	855,000,000
Adjustment to market value (in results / stockholders' equity)	(12,000,000)
Fair value	(12,000,000)
Swap [member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	763,206,000,000	677,323,000,000
Option contract [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,720,205,000,000	1,262,568,000,000
Balance sheet account receivable / (received) (payable) paid	(546,000,000)	324,000,000
Adjustment to market value (in results / stockholders' equity)	(59,000,000)	(38,000,000)
Fair value	(605,000,000)	286,000,000
Option contract [member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	152,624,000,000	206,072,000,000
Option contract [member] | Non-current [Member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	245,824,000,000	151,179,000,000
Balance sheet account receivable / (received) (payable) paid	6,191,000,000	1,935,000,000
Adjustment to market value (in results / stockholders' equity)	(6,000,000)	(108,000,000)
Fair value	6,185,000,000	1,827,000,000
Option contract [member] | Non-current [Member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	11,513,000,000	8,211,000,000
Balance sheet account receivable / (received) (payable) paid	256,000,000	289,000,000
Adjustment to market value (in results / stockholders' equity)	515,000,000	100,000,000
Fair value	771,000,000	389,000,000
Option contract [member] | Non-current [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	268,000,000	321,000,000
Balance sheet account receivable / (received) (payable) paid	7,000,000	10,000,000
Adjustment to market value (in results / stockholders' equity)	10,000,000	(3,000,000)
Fair value	17,000,000	7,000,000
Option contract [member] | Non-current [Member] | Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	188,110,000,000	100,338,000,000
Balance sheet account receivable / (received) (payable) paid	465,000,000	183,000,000
Adjustment to market value (in results / stockholders' equity)	(331,000,000)	(98,000,000)
Fair value	134,000,000	85,000,000
Option contract [member] | Non-current [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	45,933,000,000	42,309,000,000
Balance sheet account receivable / (received) (payable) paid	5,463,000,000	1,453,000,000
Adjustment to market value (in results / stockholders' equity)	(200,000,000)	(107,000,000)
Fair value	5,263,000,000	1,346,000,000
Option contract [member] | Non-current [Member] | Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	626,187,000,000	495,464,000,000
Balance sheet account receivable / (received) (payable) paid	1,667,000,000	1,808,000,000
Adjustment to market value (in results / stockholders' equity)	604,000,000	580,000,000
Fair value	2,271,000,000	2,388,000,000
Option contract [member] | Non-current [Member] | Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	12,294,000,000	10,802,000,000
Balance sheet account receivable / (received) (payable) paid	396,000,000	394,000,000
Adjustment to market value (in results / stockholders' equity)	(40,000,000)	500,000,000
Fair value	356,000,000	894,000,000
Option contract [member] | Non-current [Member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	228,000,000	278,000,000
Balance sheet account receivable / (received) (payable) paid	5,000,000	11,000,000
Adjustment to market value (in results / stockholders' equity)	(2,000,000)	1,000,000
Fair value	3,000,000	12,000,000
Option contract [member] | Non-current [Member] | Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	568,442,000,000	441,673,000,000
Balance sheet account receivable / (received) (payable) paid	513,000,000	427,000,000
Adjustment to market value (in results / stockholders' equity)	887,000,000	460,000,000
Fair value	1,400,000,000	887,000,000
Option contract [member] | Non-current [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	45,223,000,000	42,711,000,000
Balance sheet account receivable / (received) (payable) paid	753,000,000	976,000,000
Adjustment to market value (in results / stockholders' equity)	(241,000,000)	(381,000,000)
Fair value	512,000,000	595,000,000
Option contract [member] | Up to one year [member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	172,703,000,000	116,005,000,000
Balance sheet account receivable / (received) (payable) paid	(6,671,000,000)	(1,564,000,000)
Adjustment to market value (in results / stockholders' equity)	(19,000,000)	153,000,000
Fair value	(6,690,000,000)	(1,411,000,000)
Option contract [member] | Up to one year [member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	6,312,000,000	9,716,000,000
Balance sheet account receivable / (received) (payable) paid	(180,000,000)	(184,000,000)
Adjustment to market value (in results / stockholders' equity)	(451,000,000)	(98,000,000)
Fair value	(631,000,000)	(282,000,000)
Option contract [member] | Up to one year [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	235,000,000	317,000,000
Balance sheet account receivable / (received) (payable) paid	(10,000,000)	(9,000,000)
Adjustment to market value (in results / stockholders' equity)	(8,000,000)	6,000,000
Fair value	(18,000,000)	(3,000,000)
Option contract [member] | Up to one year [member] | Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	129,647,000,000	69,934,000,000
Balance sheet account receivable / (received) (payable) paid	(412,000,000)	(147,000,000)
Adjustment to market value (in results / stockholders' equity)	329,000,000	95,000,000
Fair value	(83,000,000)	(52,000,000)
Option contract [member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	36,509,000,000	36,038,000,000
Balance sheet account receivable / (received) (payable) paid	(6,069,000,000)	(1,224,000,000)
Adjustment to market value (in results / stockholders' equity)	111,000,000	150,000,000
Fair value	(5,958,000,000)	(1,074,000,000)
Option contract [member] | Up to one year [member] | Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	675,491,000,000	499,920,000,000
Balance sheet account receivable / (received) (payable) paid	(1,733,000,000)	(1,855,000,000)
Adjustment to market value (in results / stockholders' equity)	(638,000,000)	(663,000,000)
Fair value	(2,371,000,000)	(2,518,000,000)
Option contract [member] | Up to one year [member] | Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	11,152,000,000	8,898,000,000
Balance sheet account receivable / (received) (payable) paid	(269,000,000)	(246,000,000)
Adjustment to market value (in results / stockholders' equity)	(37,000,000)	(503,000,000)
Fair value	(306,000,000)	(749,000,000)
Option contract [member] | Up to one year [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	485,000,000	192,000,000
Balance sheet account receivable / (received) (payable) paid	(11,000,000)	(6,000,000)
Adjustment to market value (in results / stockholders' equity)		(2,000,000)
Fair value	(11,000,000)	(8,000,000)
Option contract [member] | Up to one year [member] | Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	621,405,000,000	448,029,000,000
Balance sheet account receivable / (received) (payable) paid	(428,000,000)	(528,000,000)
Adjustment to market value (in results / stockholders' equity)	(888,000,000)	(497,000,000)
Fair value	(1,316,000,000)	(1,025,000,000)
Option contract [member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	42,449,000,000	42,801,000,000
Balance sheet account receivable / (received) (payable) paid	(1,025,000,000)	(1,075,000,000)
Adjustment to market value (in results / stockholders' equity)	287,000,000	339,000,000
Fair value	(738,000,000)	(736,000,000)
Forward [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,134,000,000	2,341,000,000
Forward [member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,134,000,000	2,341,000,000
Balance sheet account receivable / (received) (payable) paid	1,412,000,000	1,363,000,000
Adjustment to market value (in results / stockholders' equity)	(4,000,000)	2,000,000
Fair value	1,408,000,000	1,365,000,000
Purchases receivable [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		415,000,000
Balance sheet account receivable / (received) (payable) paid		496,000,000
Fair value		496,000,000
Purchases receivable [Member] | Up to one year [member] | Purchases receivable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	488,000,000	36,000,000
Balance sheet account receivable / (received) (payable) paid	488,000,000	36,000,000
Adjustment to market value (in results / stockholders' equity)	(6,000,000)
Fair value	482,000,000	36,000,000
Purchases receivable [Member] | Up to one year [member] | Purchases receivable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	160,000,000	379,000,000
Balance sheet account receivable / (received) (payable) paid	308,000,000	460,000,000
Fair value	308,000,000	460,000,000
Purchases payable [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	660,000,000
Balance sheet account receivable / (received) (payable) paid	(160,000,000)	(381,000,000)
Fair value	(160,000,000)	(381,000,000)
Purchases payable [Member] | Up to one year [member] | Purchases payable interest [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(160,000,000)	(379,000,000)
Fair value	(160,000,000)	(379,000,000)
Purchases payable [Member] | Up to one year [member] | Purchases Payable Shares [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid		(2,000,000)
Fair value		(2,000,000)
Purchases payable [Member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	660,000,000
Sales receivable interest [member] | Up to one year [member] | Sales receivable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	786,000,000	1,307,000,000
Balance sheet account receivable / (received) (payable) paid	776,000,000	1,292,000,000
Adjustment to market value (in results / stockholders' equity)	3,000,000	2,000,000
Fair value	779,000,000	1,294,000,000
Sales receivable interest [member] | Up to one year [member] | Sales receivable interest [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	592,000,000	45,000,000
Adjustment to market value (in results / stockholders' equity)	1,000,000
Fair value	593,000,000	45,000,000
Sales receivable interest [member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	867,000,000
Credit derivatives [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	12,739,000,000	8,324,000,000
Credit derivatives [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	7,260,000,000	6,456,000,000
Credit derivatives [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	12,739,000,000	8,324,000,000
Balance sheet account receivable / (received) (payable) paid	(236,000,000)	(243,000,000)
Adjustment to market value (in results / stockholders' equity)	363,000,000	223,000,000
Fair value	127,000,000	(20,000,000)
Credit derivatives [Member] | Asset position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		3,825,000,000
Balance sheet account receivable / (received) (payable) paid		(87,000,000)
Adjustment to market value (in results / stockholders' equity)		207,000,000
Fair value		120,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	9,878,000,000
Balance sheet account receivable / (received) (payable) paid	(165,000,000)
Adjustment to market value (in results / stockholders' equity)	332,000,000
Fair value	167,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Credit derivatives asset position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,307,000,000	1,576,000,000
Balance sheet account receivable / (received) (payable) paid	(81,000,000)	(44,000,000)
Adjustment to market value (in results / stockholders' equity)	215,000,000	136,000,000
Fair value	134,000,000	92,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Credit derivatives asset position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	7,423,000,000	2,249,000,000
Balance sheet account receivable / (received) (payable) paid	(87,000,000)	(43,000,000)
Adjustment to market value (in results / stockholders' equity)	114,000,000	71,000,000
Fair value	27,000,000	28,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	27,000,000
Balance sheet account receivable / (received) (payable) paid	(1,000,000)
Adjustment to market value (in results / stockholders' equity)	3,000,000
Fair value	2,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	121,000,000
Balance sheet account receivable / (received) (payable) paid	4,000,000
Fair value	4,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		122,495,000,000
Balance sheet account receivable / (received) (payable) paid		3,378,000,000
Adjustment to market value (in results / stockholders' equity)		333,000,000
Fair value		3,711,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	295,508,000,000	225,355,000,000
Balance sheet account receivable / (received) (payable) paid	(552,000,000)	99,000,000
Adjustment to market value (in results / stockholders' equity)	27,000,000	228,000,000
Fair value	(525,000,000)	327,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	138,772,000,000
Balance sheet account receivable / (received) (payable) paid	4,239,000,000
Adjustment to market value (in results / stockholders' equity)	207,000,000
Fair value	4,446,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	570,000,000	167,000,000
Balance sheet account receivable / (received) (payable) paid	34,000,000	16,000,000
Adjustment to market value (in results / stockholders' equity)	(1,000,000)	1,000,000
Fair value	33,000,000	17,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	138,202,000,000	122,328,000,000
Balance sheet account receivable / (received) (payable) paid	4,205,000,000	3,362,000,000
Adjustment to market value (in results / stockholders' equity)	208,000,000	332,000,000
Fair value	4,413,000,000	3,694,000,000
Other derivative financial instruments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	6,581,000,000	5,304,000,000
Other derivative financial instruments [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,463,000,000	4,534,000,000
Other derivative financial instruments [Member] | Liability position [Member] | Up to one year [member] | Other derivative financial instruments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	695,000,000
Balance sheet account receivable / (received) (payable) paid	2,000,000
Adjustment to market value (in results / stockholders' equity)	(41,000,000)
Fair value	(39,000,000)
Other derivative financial instruments [Member] | Liability position [Member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Adjustment to market value (in results / stockholders' equity)	(18,000,000)
Fair value	(18,000,000)
Other derivative financial instruments [Member] | Asset position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		5,304,000,000
Balance sheet account receivable / (received) (payable) paid		198,000,000
Adjustment to market value (in results / stockholders' equity)		214,000,000
Fair value		412,000,000
Sales Deliverable [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,153,000,000	619,000,000
Balance sheet account receivable / (received) (payable) paid	(592,000,000)	(89,000,000)
Adjustment to market value (in results / stockholders' equity)	(2,000,000)
Fair value	(594,000,000)	(89,000,000)
Sales Deliverable [Member] | Up to one year [member] | Sales deliverable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	592,000,000	2,000,000
Balance sheet account receivable / (received) (payable) paid	(592,000,000)	(2,000,000)
Adjustment to market value (in results / stockholders' equity)	(1,000,000)
Fair value	(593,000,000)	(2,000,000)
Sales Deliverable [Member] | Up to one year [member] | Sales deliverable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		45,000,000
Balance sheet account receivable / (received) (payable) paid		(87,000,000)
Fair value		(87,000,000)
Sales Deliverable [Member] | Up to one year [member] | Sales deliverable foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,561,000,000	572,000,000
Adjustment to market value (in results / stockholders' equity)	(1,000,000)
Fair value	(1,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,861,000,000	4,499,000,000
Balance sheet account receivable / (received) (payable) paid	(71,000,000)	(156,000,000)
Adjustment to market value (in results / stockholders' equity)	31,000,000	16,000,000
Fair value	(40,000,000)	(140,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Liability position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	719,000,000	1,316,000,000
Balance sheet account receivable / (received) (payable) paid	(28,000,000)	(55,000,000)
Adjustment to market value (in results / stockholders' equity)	8,000,000	(14,000,000)
Fair value	(20,000,000)	(69,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Liability position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,140,000,000	3,183,000,000
Balance sheet account receivable / (received) (payable) paid	(43,000,000)	(101,000,000)
Adjustment to market value (in results / stockholders' equity)	23,000,000	30,000,000
Fair value	(20,000,000)	(71,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,000,000
Liability position [Member] | Non deliverable forward [member] | Up to one year [member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	156,736,000,000	102,860,000,000
Balance sheet account receivable / (received) (payable) paid	(4,791,000,000)	(3,279,000,000)
Adjustment to market value (in results / stockholders' equity)	(180,000,000)	(105,000,000)
Fair value	(4,971,000,000)	(3,384,000,000)
Liability position [Member] | Non deliverable forward [member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	156,420,000,000
Balance sheet account receivable / (received) (payable) paid	(4,781,000,000)
Adjustment to market value (in results / stockholders' equity)	(179,000,000)
Fair value	(4,960,000,000)
Liability position [Member] | Non deliverable forward [member] | Up to one year [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	316,000,000	96,000,000
Balance sheet account receivable / (received) (payable) paid	(10,000,000)	(6,000,000)
Adjustment to market value (in results / stockholders' equity)	(1,000,000)	1,000,000
Fair value	(11,000,000)	(5,000,000)
Liability position [Member] | Non deliverable forward [member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		102,764,000,000
Balance sheet account receivable / (received) (payable) paid		(3,273,000,000)
Adjustment to market value (in results / stockholders' equity)		(106,000,000)
Fair value		(3,379,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Other derivative financial instruments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		842,000,000
Balance sheet account receivable / (received) (payable) paid		(4,000,000)
Adjustment to market value (in results / stockholders' equity)		(42,000,000)
Fair value		(46,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Other derivative financial instruments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	458,000,000	158,000,000
Balance sheet account receivable / (received) (payable) paid	(12,000,000)	(2,000,000)
Adjustment to market value (in results / stockholders' equity)	(6,000,000)	(21,000,000)
Fair value	(18,000,000)	(23,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		8,000,000
Balance sheet account receivable / (received) (payable) paid		(1,000,000)
Adjustment to market value (in results / stockholders' equity)		(10,000,000)
Fair value		(11,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Liability position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		1,008,000,000
Balance sheet account receivable / (received) (payable) paid		(7,000,000)
Adjustment to market value (in results / stockholders' equity)		(73,000,000)
Fair value		(80,000,000)
Liability position [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(24,861,000,000)	(18,860,000,000)
Adjustment to market value (in results / stockholders' equity)	(22,967,000,000)	(8,659,000,000)
Fair value	(47,828,000,000)	(27,519,000,000)
Commodities [member] | Swap [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		620,000,000
Adjustment to market value (in results / stockholders' equity)		(1,000,000)
Fair value		(1,000,000)
Asset position [Member] | Asset position [Member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Adjustment to market value (in results / stockholders' equity)	4,000,000
Fair value	4,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	6,581,000,000
Balance sheet account receivable / (received) (payable) paid	216,000,000
Adjustment to market value (in results / stockholders' equity)	(126,000,000)
Fair value	90,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Other derivative financial instruments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		217,000,000
Balance sheet account receivable / (received) (payable) paid		(8,000,000)
Adjustment to market value (in results / stockholders' equity)		10,000,000
Fair value		2,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Other derivative financial instruments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,428,000,000
Balance sheet account receivable / (received) (payable) paid	226,000,000
Adjustment to market value (in results / stockholders' equity)	(65,000,000)
Fair value	161,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Asset position [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		5,000,000
Adjustment to market value (in results / stockholders' equity)		212,000,000
Fair value		212,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Asset position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,428,000,000	4,296,000,000
Balance sheet account receivable / (received) (payable) paid	226,000,000	205,000,000
Adjustment to market value (in results / stockholders' equity)	(61,000,000)	287,000,000
Fair value	R$ 165,000,000	492,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Asset position [Member] | Up to one year [member] | Other derivative financial instruments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		4,074,000,000
Balance sheet account receivable / (received) (payable) paid		213,000,000
Adjustment to market value (in results / stockholders' equity)		65,000,000
Fair value		R$ 278,000,000